SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of expected useful lives of intangible assets
Estimated useful life

Trademark	10 years
Patents	10 years

Schedule of estimated useful lives of fixed assets
Estimated useful life
Media display equipment	5 years
Wi-Fi equipment	5 years
Computers and office equipment	5 years
Motor vehicles	5 years
Leasehold improvements	lesser of lease terms or the estimated useful lives of the assets

Schedule of computation of basic and diluted net loss per share
The following table sets forth the computation of basic and diluted net loss per share.

	Year ended December 31,
	2013	2014	2015

Numerator:
Net loss from continuing operations	$(27,409,925)	$(30,188,272)	$(30,789,866)

Net income (loss) from discontinued operations	$3,442,055	$(888,943)	$7,389,520

Net loss attributable to Vision China Media Inc. shareholders	$(23,967,870)	$(31,077,215)	$(23,400,346)

Denominator:
Weighted average shares outstanding-basic	101,495,442	101,601,913	102,353,956

Weighted average number of shares outstanding-diluted	101,495,442	101,601,913	102,353,956

Basic net loss per share from continuing operations	$(0.27)	$(0.30)	$(0.30)
Basic net income (loss) per share from discontinued operations	$0.03	$(0.01)	$0.07

Diluted net loss per share from continuing operations	$(0.27)	$(0.30)	$(0.30)
Diluted net income (loss) per share from discontinued operations	$0.03	$(0.01)	$0.07

Schedule of financial assets and liabilities measured at recurring basis
	December 31, 2014				December 31, 2015
	Fair value measurements at the reporting date using				Fair value measurements at the reporting date using
	Quoted				Quoted
	prices in	Significant			prices in	Significant
	active markets	other	Significant		active markets	other	Significant
	for identical	observable	unobservable		for identical	observable	unobservable
	instruments	inputs	inputs		instruments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total	(Level 1)	(Level 2)	(Level 3)	Total

Derivative instrument - embedded conversion option	-	-	$3,398,642	$3,398,642	-	-	$3,961,380	$3,961,380

Schedule of fair value measurement using significant unobservable is inputs (level 3)
	December 31,
	2014	2015

Balance at beginning of the year	$-	$3,398,642
Issuance of embedded conversion option	3,556,160	-
Total gains or losses for the year (included in earning)	(157,518)	562,738

Balance at end of the year	$3,398,642	$3,961,380